[Transamerica Life Insurance Company Letterhead]

March 15, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Retirement Builder Variable Annuity Account

File No. 811-07689, CIK 0001016809

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Variable Insurance Products Fund, AIM Variable Insurance Funds, Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Davis Variable Account Fund, Inc., Evergreen Variable Trust, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Putnam Variable Trust, AllianceBernstein Variable Products Series Fund, Inc., AEGON/Transamerica Series Fund, Inc., Nations Separate Account Trust and One Group Investment Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On February 27, 2004, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384);

•	On March 5, 2004, AIM Variable Insurance Funds, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 2, 2004,, Dreyfus Stock Index Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000846800);

•	On February 24, 2004, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

•	On March 5, 2004, MFS® Variable Insurance TrustSM filed its annual report with the Commission via EDGAR (CIK: 0000918571);

Securities and Exchange Commission

March 15, 2004

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•	On March 1, 2 and 3, 2004, Oppenheimer Variable Account Funds filed its annual report with the Commission via EDGAR (CIK: 0000752737);

•	On February 26, 2004, Davis Variable Account Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0001084060);

•	On February 25, 2004, Evergreen Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000928754);

•	On March 2, 2004, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577);

•	On February 27, 2004, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via EDGAR (CIK: 0000837274);

•	On March 8, 2004, Putnam Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000822671);

•	On March 10, 2004, AllianceBernstein Variable Products Series Fund filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On March 4, 2004, AEGON/Transamerica Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On March 10, 2004, Nations Separate Account Trust filed its annual report with the Commission via EDGAR (CIK: 0001049787); and

•	On March 8, 2004, One Group Investment Trust filed its annual report with the Commission via EDGAR (CIK: 0000909221).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Darin D. Smith

Darin D. Smith Assistant General Counsel Financial Markets Group